Discontinued Operations (Results Of On The Border) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 27, 2012	Jun. 29, 2011	Jun. 30, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues			$ 331,247
Income before income taxes from discontinued operations			51,488
Income tax expense			17,506
Net income from discontinued operations	$ 0	$ 0	$ 33,982	[1]

[1]	Other gains and charges, net of taxes, was a gain of $8.4 million.